Other Reserves	12 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [text block] [Abstract]
Other reserves

Note 16. Other reserves

The following table shows a breakdown of the consolidated statement of financial position line item ‘other reserves’ and the movements in these reserves during the year. A description of the nature and purpose of each reserve is provided below the table.

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2018		3,139,625	(43,317)	3,096,308
Currency translation differences		-	61,846	61,846
Other comprehensive income		-	61,846	61,846
Transactions with owners in their capacity as owners
Options and warrants issued/expensed		1,453,900	-	1,453,900
Options and warrants exercised		(100)	-	(100)
Options and warrants lapsed/expired		(311,635)	-	(311,635)
At 30 June 2019		4,281,790	18,529	4,300,319

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2019		4,281,790	18,529	4,300,319
Currency translation differences		-	102,938	102,938
Other comprehensive income		-	102,938	102,938
Transactions with owners in their capacity as owners
Share-based payment expenses	16(iv)	73,088	-	73,088
Options and warrants issued/expensed		(484,680)	-	(484,680)
Options and warrants lapsed/expired		(2,251,320)	-	(2,251,320)
Re-valuation of options issued in prior period	16(iii)	(607,000)	-	(607,000)
At 30 June 2020		1,011,878	121,467	1,133,345

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2020		1,011,878	121,467	1,133,345
Currency translation differences		-	(14,953)	(14,953)
Other comprehensive income		-	(14,953)	(14,953)
Transactions with owners in their capacity as owners
Transfer to share capital	16(iv)	(73,088)	-	(73,088)
Options and warrants issued/expensed	16(ii)	3,003,060	-	3,003,060
Options and warrants exercised	16(ii)	(213,722)	-	(213,722)
Options and warrants forfeited		(368,000)	-	(368,000)
At 30 June 2021		3,360,128	106,514	3,466,642

(i)	Nature and purpose of other reserves

Share-based payments

The share-based payment reserve records items recognized as expenses on valuation of share options and warrants issued to key management personnel, other employees and eligible contractors.

Foreign currency translation

Exchange differences arising on translation of foreign controlled entities are recognized in other comprehensive income as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

(ii)	Movements in options and warrants:

Details	Notes	Number of options	Total A$
Balance at 30 June 2018		72,569,180	3,139,625
Issue of ESOP unlisted options at $0.50 (2018-07-13)		1,300,000	204,100
Issue of ESOP unlisted options at $0.50 (2018-11-26)		2,000,000	164,400
Lapse of ESOP unlisted options at $0.50 (2018-10-01)		(1,050,000)	(98,385)
Issue of ESOP unlisted options at $0.50 (2019-02-11)		5,000,000	975,000
Lapse of unlisted options at $0.57 (2019-02-24)		(1,000,000)	(185,601)
Lapse of unlisted options at $1.892 (2019-02-28)		(15,380)	(1,173)
Lapse of unlisted options at $0.30 (2019-05-28)		(140,056)	(13,390)
Reclassify exercised options from reserves to share capital		-	(100)
Reclassify lapsed options from reserves to accumulated losses		-	(13,086)
Issue of representative warrants (2019-05-23)[1]		800,000	110,400
Balance at 30 June 2019		79,463,744	4,281,790
Re-valuation of options issued in prior period (2019-11-06)	16(iii)	-	(607,000)
Issue of representative warrants (2019-07-16)		542,600	55,454
Lapse of unexercised options at $0.50 (2019-11-27)		(7,625,532)	(2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30)		(25,289,894)	-
Lapse of unexercised options at $0.50 (2020-06-30)		(2,000,000)	(164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		(218,800)	(72)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)	(540,062)
Balance at 30 June 2020		42,807,118	938,790
Exercise of representative warrants (2020-07-2)		(9,640)	-
Exercise of ESOP unlisted options at $0.50 (2020-07-24)		(100,000)	(15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)		(3,048,000)	(1,012)
Lapse of unexercised options (2020-09-25)		(5,000,000)	(368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)		2,560,000	1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)		9,000,000	1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)		(900,000)	(197,010)
Reclassify share-based payments expenses from reserves to share capital	16(iv)	-	(73,088)
Balance at 30 June 2021		45,309,478	3,360,128

On 13 July 2018, the Company issued Dr. Jerry Kanellos, Chief Operating Officer of Immuron Limited, 1,000,000 unlisted options exercisable at $0.50 on or before 1 July 2021.

On 26 November 2018, the Company issued Mr. Richard J. Berman, a Non-Executive Director of Immuron Limited, 2,000,000 unlisted options exercisable at $0.50 on or before June 30, 2021. During the 2019 annual general meeting, the shareholders approved the issuance of the options to Richard Berman.

On 11 February 2019, the Company issued Dr. Gary S. Jacob 5,000,000 unlisted options exercisable at $0.50. These options were subsequently forfeited on September 25, 2020, being 6 months after his resignation.

Given the shareholders' approval at the AGM held on 29 October 2020, a total of 9,000,000 ESOP Options were issued to directors on 13 November 2020.

(iii)	Revaluation of options issued in prior period

Options granted to Dr Gary Jacob on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a revaluation of $607,000 in the 30 June 2020 financials.

(iv)	Share-based payment expenses

Due to the ongoing crisis of COVID-19, the groups directors decided to forgo cash payments of their director fees from 1 April 2020 to 31 December 2020 and instead receive shares of that value. In prior year, no shares were issued to directors, however the expense of the shares owed to them was A$73,088. As at 30 June 2021, shares have been issued to directors given the shareholders' approval at the AGM held on 29 October 2020.